Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	15.29%	15.98%
Tier 1 risk-weighted capital ratio	14.33%	14.94%
Common Equity Tier 1 risk-weighted capital ratio	12.91%	14.02%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 14,197.9	¥ 12,350.8
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	13,311.6	11,548.9
Common Equity Tier 1 capital	11,992.6	10,839.0
Risk-weighted assets	92,848.6	77,285.0
The amount of minimum total capital requirements	¥ 7,427.9	¥ 6,182.8